Operating expenses - Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (5,152)	€ (2,955)
Payroll costs (including share-based payments)	(4,848)	(3,641)
Depreciation, amortization and provision expenses	(176)	(159)
Total SG&A expenses	€ (10,176)	€ (6,755)